REVENUE RECOGNITION (Schedule of company's revenue by category) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue		$ 446,256	$ 337,548
Saas [Member]
Disaggregation of Revenue [Line Items]
Revenue		209,894	130,551
Self-hosted subscription (Member)
Disaggregation of Revenue [Line Items]
Revenue	[1]	104,759	68,336
Perpetual license [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,588	8,972
Maintenance and support [Member]
Disaggregation of Revenue [Line Items]
Revenue		99,183	104,826
Professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 25,832	$ 24,863

[1]	Self-hosted subscription also includes maintenance associated with self-hosted subscriptions. For additional information regarding disaggregated revenues, please refer to Note 11 below.